COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2013
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of changes in AOCI attributable to the entity's common shareholders

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB	Total
(millions of Canadian dollars)
Balance at January 1, 2013	(621)	474	(1,265)	(26)	(324)	(1,762)
Other comprehensive income/(loss) retained in AOCI	707	(111)	487	11	165	1,259
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	134	-	-	-	-	134
Commodity contracts[2]	(1)	-	-	-	-	(1)
Foreign exchange contracts[3]	(8)	-	-	-	-	(8)
Amortization of pension and OPEB actuarial loss and prior service costs[5]	-	-	-	-	36	36
	832	(111)	487	11	201	1,420
Tax impact
Income tax on amounts retained in AOCI	(176)	15	-	-	(51)	(212)
Income tax on amounts reclassified to earnings	(36)	-	-	-	(9)	(45)
	(212)	15	-	-	(60)	(257)
Balance at December 31, 2013	(1)	378	(778)	(15)	(183)	(599)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB	Total
(millions of Canadian dollars)
Balance at January 1, 2012	(476)	461	(1,167)	(28)	(286)	(1,496)
Other comprehensive income/(loss) retained in AOCI	(172)	16	(98)	7	(75)	(322)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	(17)	-	-	-	-	(17)
Commodity contracts[2]	(4)	-	-	-	-	(4)
Foreign exchange contracts[3]	1	-	-	-	-	1
Other contracts[4]	2	-	-	-	-	2
Amortization of pension and OPEB actuarial loss and prior service costs[5]	-	-	-	-	23	23
	(190)	16	(98)	7	(52)	(317)
Tax impact
Income tax on amounts retained in AOCI	36	(3)	-	(5)	19	47
Income tax on amounts reclassified to earnings	9	-	-	-	(5)	4
	45	(3)	-	(5)	14	51
Balance at December 31, 2012	(621)	474	(1,265)	(26)	(324)	(1,762)

	Cash Flow Hedges	Net Investment Hedges	Cumulative Translation Adjustment	Equity Investees	Pension and OPEB	Total
(millions of Canadian dollars)
Balance at January 1, 2011	(66)	480	(1,245)	(11)	(142)	(984)
Other comprehensive income/(loss) retained in AOCI	(656)	(21)	78	(20)	(229)	(848)
Other comprehensive (income)/loss reclassified to earnings
Interest rate contracts[1]	51	-	-	-	-	51
Commodity contracts[2]	43	-	-	-	-	43
Foreign exchange contracts[3]	1	-	-	-	-	1
Other contracts[4]	(2)	-	-	-	-	(2)
Amortization of pension and OPEB actuarial loss and prior service costs[5]	-	-	-	-	29	29
	(563)	(21)	78	(20)	(200)	(726)
Tax impact
Income tax on amounts retained in AOCI	161	2	-	3	64	230
Income tax on amounts reclassified to earnings	(8)	-	-	-	(8)	(16)
	153	2	-	3	56	214
Balance at December 31, 2011	(476)	461	(1,167)	(28)	(286)	(1,496)

1            Reported within Interest expense in the Consolidated Statements of Earnings.

2            Reported within Commodity costs in the Consolidated Statements of Earnings.

3            Reported within Other income/(expense) in the Consolidated Statements of Earnings.

4            Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

5            These components are included in the computation of net periodic pension costs and are reported within Operating and administrative expense in the Consolidated Statements of Earnings.